Trade Receivables and Other - Summary of Ageing of Total Trade Receivables - Net (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [line items]
Trade receivables-net	€ 481	€ 306
Current [member]
Trade receivables [line items]
Trade receivables-net	453	286
Past Due 1 to 30 Days [member]
Trade receivables [line items]
Trade receivables-net	23	13
Past Due 31 to 60 Days [member]
Trade receivables [line items]
Trade receivables-net	2	2
Past Due 61 to 90 Days [member]
Trade receivables [line items]
Trade receivables-net	2	3
Past Due Greater Than 91 Days [member]
Trade receivables [line items]
Trade receivables-net	€ 1	€ 2